Schedule I - Condensed Financial Information of Dryships Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Principal payment
2013	$1,118,005
2014	876,667
2015	176,667
2016	1,110,000
2017	910,000
2018 and thereafter	357,500
Total principal payments	4,548,839
Less: Financing fees and equity component of notes	(162,124)
Total debt	$4,386,715

Dryships Inc.
Balance Sheets
	2011	2012

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$391	$45,619
Restricted cash	5,140	52,265
Due from related parties	26,146	21,959
Other current assets	282	327

Total current assets	31,959	120,170

NON-CURRENT ASSETS:
Restricted cash	47,533	-
Investments in subsidiaries*	5,393,250	5,129,133

Total non-current assets	5,440,783	5,129,133

Total assets	$5,472,742	$5,249,303

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Current portion of long-term debt	$54,325	$269,436
Due to subsidiaries*	1,341,243	1,472,759
Financial instruments	42,982	33,633
Due to related parties	664	4,704
Other current liabilities	4,489	4,433

Total current liabilities	1,443,703	1,784,965

NON-CURRENT LIABILITIES
Long term debt, net of current portion	844,307	601,000
Financial instruments	39,404	16,878

Total non-current liabilities	883,711	617,878

STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2011 and 2012, respectively	-	-
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2011 and 2012; 424,762,094 and 424,762,224 shares issued and outstanding at December 31, 2011 and 2012, respectively	4,247	4,247
Treasury stock; $0.01 par value; 1,000,000 and 11,000,000 shares at December 31, 2011 and 2012, respectively	(10)	(110)
Additional paid-in capital	2,908,950	2,837,525
Accumulated other comprehensive loss	(28,610)	(9,175)
Retained earnings	260,751	13,973

Total stockholders’ equity	3,145,328	2,846,460

Total liabilities and stockholders’ equity	$5,472,742	$5,249,303
*Eliminated in consolidation

Statements of Operations
	2010	2011	2012

EXPENSES:
General and administrative expenses	$(43,893)	(42,903)	(29,408)

Operating loss	(43,893)	(42,903)	(29,408)

OTHER INCOME / (EXPENSES):
Interest and finance costs	(77,731)	(83,025)	(85,692)
Interest income	479	658	3,065
Gain/(loss) on interest rate swaps	(64,162)	(27,807)	(9,513)
Other, net	(1,610)	3,809	672

Total other (expenses), net	(143,024)	(106,365)	(91,468)

Equity in earnings/(loss) of subsidiaries*	375,244	79,140	(125,902)

Net income/(loss)	$188,327	$(70,128)	$(246,778)

Earnings/(loss) per share, basic	0.64	(0.21)	(0.65)
Weighted average number of shares, basic	268,858,688	355,144,764	380,159,088
Earnings/(loss) per share, diluted	0.61	(0.21)	(0.65)
Weighted average number of shares, diluted	305,425,852	355,144,764	380,159,088
*Eliminated in consolidation

Statements of Comprehensive Income/ (loss)

	December 31,

	2010	2011	2012
- Net income/(loss)	$188,327	$(70,128)	$(246,778)
Other comprehensive income/ (loss):
- Unrealized gain/(loss) on cash flows hedges	(5,694)	-	-
- Realized gain/(loss) on cash flows hedges associated with capitalized interest	(11,450)	-	-
- Unrealized gain/(loss) on senior notes	-	(1,350)	2,059
- Reclassification of gain associated with Senior Notes to Consolidated Statement of Operations, net	-	-	(709)
- Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	-	10,077	15,261
- Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	-	281	371
- Actuarial gains/(losses)	349	(716)	(416)

Other comprehensive income/(loss)	$(16,795)	$8,292	$16,566

Comprehensive income/(loss)	$171,532	$(61,836)	$(230,212)

Statements of Cash Flows
	2010	2011	2012

Net Cash Used in Operating Activities	$(106,952)	$(109,444)	$(86,475)

Cash Flows from Investing Activities:
Investments in subsidiaries	(762,639)	(266,665)	(107,463)
Restricted cash	(30,429)	3,607	408

Net Cash Used in Investing Activities	(793,068)	(263,058)	(107,055)

Cash Flows from Financing Activities:
Due to subsidiaries	425,467	522,339	131,516
Proceeds from issuance of convertible notes	237,202	-	-
Principal payments of long-term debt	(94,746)	(159,117)	(72,804)
Net proceeds from common stock issuance	341,774	-	-
Net proceeds from sale of shares in subsidiary	-	-	180,485
Proceeds from share-lending arrangement	100	-	-
Payment of financing costs	(314)	-	(439)

Net Cash Provided by Financing Activities	909,483	363,222	238,758

Net (decrease) / increase in cash and cash equivalents	9,463	(9,280)	45,228
Cash and cash equivalents at beginning of year	208	9,671	391

Cash and cash equivalents at end of year	$9,671	$391	$45,619

Principal payment
Year ending December 31,	Amount
2013	$271,570
2014	700,000
Total principal payments	971,570
Less-Financing fees and equity component of notes	(101,134)
Total debt	$870,436